SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 055	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting — The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America.

Use of Estimates
Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Plan’s management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition — Investments held by the Plan are reported at fair value. Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The cost of investments sold or distributed is determined on the basis of the average cost for each participant. Purchases and sales of securities are reflected on the trade date. Transactions pending clearance with brokers not settled at year-end are recorded as other receivables or payables on the Statements of Net Assets Available for Benefits. Dividends are recorded on the ex-dividend date. Interest income is recorded as earned. Net appreciation or depreciation in fair value of investments includes the Plan’s gains and losses on investments bought and sold as well as held during the year.
Net investment income (loss) of the AECOM DC Retirement Plans Vanguard Master Trust, the AECOM DC Retirement Plans SMA Master Trust, and the AECOM DC Retirement Plans Stable Value Master Trust (collectively, the “Master Trusts”) is allocated daily to the Plan based on the ratio of the Plan’s investment in the Master Trusts to the total value of the related investments held by each master trust as of the beginning of the day.

Notes Receivable from Participants
Notes Receivable from Participants — Notes receivable from participants are measured at their principal balance plus any accrued interest. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses has been recorded as of December 31, 2025 or 2024. If a participant ceases to make loan repayments and the Plan administrator deems the participant loan to be in default, the participant loan balance is reduced, and a benefit payment is recorded.

Payment of Benefits	Payment of Benefits — Benefits are recorded when paid by the Plan.
Plan Expenses
Administrative Expenses — The Plan incurs monthly recordkeeping and administrative expenses. Specific participant transaction expenses are deducted from participant accounts directly. Plan expenses that cannot be directly charged to a specific participant transaction may be paid, in whole or in part, from a twelve-dollar quarterly administrative fee charged to participant accounts. For the year ended December 31, 2025, the Plan incurred $1.3 million of recordkeeping and administrative expenses.

Fair Value Measurements
Fair Value Measurements — The Plan’s investments, which are stated at fair value, are disclosed in accordance with the established framework and disclosure requirements described in the Financial Accounting Standards Board Accounting Standards Codification No. 820-10, “Fair Value Measurements and Disclosures” (“ASC 820-10”), which defines fair value, establishes a framework for measuring fair value under current accounting pronouncements that require or permit fair value measurement, and enhances disclosures about fair value measurements. ASC 820-10 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction which requires an entity to maximize the use of observable inputs when measuring fair value.
The standard describes three levels of inputs that may be used to measure fair value:

Level 1 —	Inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date.
Level 2 —	Inputs to the valuation methodology include:
•quoted prices for similar assets or liabilities in active markets;
•quoted prices for identical or similar assets or liabilities in inactive markets;
•inputs other than quoted prices that are observable for the asset or liability;
•inputs that are derived principally from or corroborated by observable market data by correlation or other means.
If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.
Level 3 —	Inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability and the reporting entity makes estimates and assumptions related to the pricing of the asset or liability including assumptions regarding risk.
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The following is a description of the valuation methodologies used for instruments measured at fair value, including the general classification of such instruments pursuant to the valuation hierarchy.
Common Stock and Other Exchange-Traded Equity Securities Including AECOM Stock
The fair value of these instruments is based on the closing price per the principal stock exchange on which they are traded and are classified within Level 1 of the valuation hierarchy. AECOM common stock is valued at the closing price reported on the New York Stock Exchange Composite Listing and is classified within Level 1 of the valuation hierarchy.
Mutual Funds
A mutual fund is an investment company registered under the Investment Company Act of 1940 that pools the capital of many investors and invests it in stocks, bonds, short-term money market instruments, and/or other securities. These investments are public investment vehicles valued at the closing price reported in the active market in which the investments are traded. These investments are classified within Level 1 of the valuation hierarchy.
Self-Directed Brokerage Accounts
Self-directed brokerage accounts are comprised of investments which are valued at the closing price reported in the active market in which the investments are traded. These investments are classified within Level 1 of the valuation hierarchy. In addition, the self-directed brokerage accounts also hold investments in fixed income instruments, such as government and corporate bonds, and certificate of deposits. Accordingly, these investments are classified within Level 2 of the valuation hierarchy.
Fixed Income Instruments
Fixed income instruments are valued based on prices received from the fund custodian. The custodian uses multiple valuation techniques to determine the valuation of fixed income instruments. In instances where there is sufficient market activity, the custodian may utilize a market-based approach through which trades or quotes from similar instruments with comparable durations, yields, and credit ratings are used to determine the valuation of these instruments. In instances where there is insufficient market activity, the custodian may utilize proprietary valuation models that maximize observable inputs. The valuation models may consider market transactions in comparable securities, the various relationships between securities, and/or market characteristics to estimate the relevant cash flows, which are then discounted to calculate the fair values. Fixed income securities, which are valued based on significant observable inputs, are classified within Level 2 of the valuation hierarchy because quoted prices of identical instruments are not readily available in active markets.
Collective Investment Trusts
A collective investment trust is a trust for the collective investment and reinvestment of assets contributed from employee benefit plans maintained by more than one plan. These investments are valued using the net asset value (“NAV”) provided by the administrator of the collective trust. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares outstanding. The NAV is used as a practical expedient to estimate fair value. The collective investment trusts are not classified within the fair value hierarchy; however, the amounts measured using NAV is disclosed to permit reconciliation of the fair value of investments to the Statements of Net Assets Available for Benefits. These funds may also include short-term investment funds, which are valued based on significant observable inputs, and are classified within Level 2 of the valuation hierarchy.
White Label Funds
The Plan has two white label funds, the AECOM U.S. Large Cap Stock Fund and the AECOM U.S. Small-Mid Cap Stock Fund. These funds are custom investment options that employ a fund of funds approach, where the fund's assets are diversified across multiple stock portfolios. The AECOM U.S. Large Cap Stock Fund currently consist of two collective investment trusts and a mutual fund that are designed to provide long-term capital growth, with performance benchmarked against the Russell 1000 Index. The AECOM U.S. Small-Mid Cap Stock Fund currently consist of a single investment in a collective investment trust that is designed to provide capital appreciation by investing primarily in U.S. common stocks of small- and mid-sized companies included in the Russell 2500 Index. The fair value of the white label funds are based on the underlying assets which are currently Level 1 of the valuation hierarchy and using the NAV as a practical expedient.
Subsequent Events
Subsequent Events — The Plan monitors significant events occurring after the balance sheet date and prior to the issuance of the financial statements to determine the impacts, if any, of events on the financial statements to be issued. The Plan has evaluated subsequent events through the date which the financial statements are issued.